Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Operating costs		$ 1,978,028	$ 306,243
Loss from operations		(1,978,028)	(306,243)
Other income:
Interest income		2,863,123	1,208,066
Unrealized gain (loss) on marketable securities held in Trust Account		59,363	(45,416)
Net income		$ 944,458	$ 856,407
Weighted average ordinary shares outstanding, basic and diluted (1)	[1]	5,136,904	4,721,185
Basic and diluted net income (loss) per ordinary share		$ 0.14	$ (0.05)

[1]	Excludes an aggregate of up to 81,701 and 13,438,929 shares subject to possible redemption at March 31, 2019 and 2018, respectively.